Summary of Significant Accounting Policies (Details)	6 Months Ended				12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Summary of Significant Accounting Policies [Line Items]
Restricted cash	$ 379,085				$ 380,199
Allowance for expected credit losses
Write-downs of inventories	9,267		$ 5,976	$ 9,302
Allowance for expected credit loss against loans receivable	46,423
Allowance for expected credit loss other current assets	$ 2				2	2
Short-term lease term	12 months
Lease arrangements term	12 months	12 months
Deferred IPO costs					639,587
Shareholder’s equity under additional paid-in capital	$ 2,513,538
Amortization period	1 year
Material incremental costs
Term of expected benefit from material incremental costs	1 year	1 year
Contract liabilities revenue recognized						3,082
Contract liabilities	$ 1,912					$ 14,515
Contributions by group and its employees at rate	5.00%	5.00%
Monthly relevant income	$ 3,850	$ 30,000
Plan incurred costs	$ 5,712		$ 6,826	$ 8,089
Income tax examination, description	The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination.	The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination.
Loan [Member]
Summary of Significant Accounting Policies [Line Items]
Loans mature term	1 year	1 year
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Deferred IPO costs	$ 2,513,538
Shareholder’s equity under additional paid-in capital	$ 2,513,538